Share-based Compensation - Summary of restricted stock (Details) - Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation
Unvested, Beginning Balance	499,720	852,464	1,410,975
Unvested, Vested	(88,186)	(352,744)	(558,511)
Unvested, Ending Balance	411,534	499,720	852,464
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Vested		0	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0	$ 0